Schedule of Warrant Activity (Details) - $ / shares						3 Months Ended					12 Months Ended
		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023		Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, Balance									$ 1.00		$ 1.00
Weighted average exercise price, Balance											$ 1.00		$ 1.00
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance									4,050,000,000		4,050,000,000
Weighted average exercise price, Balance									$ 1,000.00		$ 1,000.00
Weighted average remaining contractual life (years) outstanding											7 years 10 months 13 days		8 years 10 months 13 days
Number of Warrants, Issed
Weighted average exercise price, Issed
Number of Warrants, Exercised
Weighted average exercise price, Exercised
Number of Warrants, Cancelled
Weighted average exercise price, Cancelled
Number of Warrants, Balance											4,050,000,000		4,050,000,000
Weighted average exercise price, Balance											$ 1,000.00		$ 1,000.00
Warrant [Member] | Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance		1,912,514				1,912,514
Warrant [Member] | Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance		11,500,000				11,500,000
Warrant [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance						1,685,760	1,685,760	[1]	1,685,760,000	[1]
Weighted average exercise price, Balance						$ 2.40	$ 2.40		$ 2.40
Weighted average remaining contractual life (years) outstanding		4 years 11 months 19 days	7 years 4 months 13 days	7 years 7 months 13 days							7 years 10 months 13 days
Number of Warrants, Issed
Weighted average exercise price, Issed
Number of Warrants, Exercised
Weighted average exercise price, Exercised
Number of Warrants, Cancelled
Weighted average exercise price, Cancelled
Number of Warrants, Converted into Common Stock	[1]					(1,685,760)
Weighted average exercise price, Converted into Common Stock	[1]
Number of Warrants, Balance		13,412,154	1,685,760	1,685,760	[1]	13,412,154	1,685,760		1,685,760	[1]	1,685,760,000	[1]
Weighted average exercise price, Balance		$ 11.50	$ 2.40	$ 2.40		$ 11.50	$ 2.40		$ 2.40		$ 2.40
Warrant [Member] | Previously Reported [Member] | Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Issed						1,912,154
Weighted average exercise price, Issed
Warrant [Member] | Previously Reported [Member] | Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Issed						11,500,000
Weighted average exercise price, Issed

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.